Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 126,049
Depreciation charge	(17,514)	€ (14,946)	€ (9,448)
Property, plant and equipment at ending period	129,095	126,049
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	159,970	127,898
Additions	14,803	25,788
Disposals	(5,907)	(1,822)
Foreign exchange translation	6,877	8,106
Property, plant and equipment at ending period	175,743	159,970	127,898
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(33,921)	(19,786)
Depreciation charge	(17,514)	(14,946)
Disposals	5,885	1,822
Foreign exchange translation	(1,098)	(1,011)
Property, plant and equipment at ending period	(46,648)	(33,921)	(19,786)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	11,419
Property, plant and equipment at ending period	17,360	11,419
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	16,946	14,622
Additions	7,787	2,810
Disposals	(32)	(772)
Foreign exchange translation	243	286
Property, plant and equipment at ending period	24,944	16,946	14,622
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(5,527)	(4,781)
Depreciation charge	(2,039)	(1,499)
Disposals	25	772
Foreign exchange translation	(43)	(19)
Property, plant and equipment at ending period	(7,584)	(5,527)	(4,781)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	5,275
Property, plant and equipment at ending period	6,180	5,275
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	8,822	5,175
Additions	2,487	3,386
Disposals	(395)	(10)
Foreign exchange translation	289	271
Property, plant and equipment at ending period	11,203	8,822	5,175
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(3,547)	(2,287)
Depreciation charge	(1,793)	(1,200)
Disposals	380	10
Foreign exchange translation	(63)	(70)
Property, plant and equipment at ending period	(5,023)	(3,547)	(2,287)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	15,579
Property, plant and equipment at ending period	15,633	15,579
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	18,067	8,535
Additions	1,284	8,780
Foreign exchange translation	779	752
Property, plant and equipment at ending period	20,130	18,067	8,535
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(2,488)	(1,134)
Depreciation charge	(1,942)	(1,284)
Foreign exchange translation	(67)	(70)
Property, plant and equipment at ending period	(4,497)	(2,488)	(1,134)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	93,776
Property, plant and equipment at ending period	89,922	93,776
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	116,135	99,566
Additions	3,245	10,812
Disposals	(5,480)	(1,040)
Foreign exchange translation	5,566	6,797
Property, plant and equipment at ending period	119,466	116,135	99,566
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(22,359)	(11,584)
Depreciation charge	(11,740)	(10,963)
Disposals	5,480	1,040
Foreign exchange translation	(925)	(852)
Property, plant and equipment at ending period	€ (29,544)	€ (22,359)	€ (11,584)